Share-Based Compensation - Summary of the Profits Interest Activity (Details) - Fastball Holdco L P [Member] - Class C Units - shares	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance	3,858,048	0
Number of units, issued		4,501,056
Number of units, forfeited		(643,008)
Number of units, vested		0
Number of units, unvested		3,858,048
Exchanged for common stock in the Company	(411,720)
Exchanged for restricted stock In the company	(3,446,328)
Number of units, grant outstanding ending balance	0	3,858,048